Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Schedule of inventory, current [Table Text Block]

Inventories consisted of the following components at December 31:

Millions of dollars	2012	2011
Finished goods	$3,194	$3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	$5,075	$5,499